FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - Included in Other comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recognized during the year:
Realized gain / (loss)	$ 2	$ 8	$ (3)
Unrealized gain / (loss)	(295)	(408)	519
Total gain / (loss), before tax	(293)	(400)	517
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(381)	(88)	320
UBS AG
Recognized during the year:
Realized gain / (loss)	2	8	(3)
Unrealized gain / (loss)	(295)	(408)	519
Total gain / (loss), before tax	(293)	(400)	517
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	$ (381)	$ (88)	$ 320